LEASES (Tables)	6 Months Ended
Jun. 30, 2021
LEASES
Summary of operating leases
As of June 30, 2021
Right-of-use assets	$182,440
Right-of-use asset - accumulated amortization	(89,460)
Right-of-use assets, Net	92,980

Operating lease liabilities, current	92,980
Operating lease liabilities, noncurrent	-
Total operating lease liabilities	$92,980

Summary of maturities of operating lease liabilities
Maturity of Operating Lease Liabilities
2022	$94,348
Total future minimum lease payments	94,348
Less imputed interest	(1,368)
Total	$92,980